Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Financial Instruments with Off-Balance Sheet Risk
Note 20 - Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business in order to meet the financing needs of its customers.  These financial instruments include commitments to extend credit and standby letters of credit.  These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheets.  The majority of all commitments to extend credit and standby letters of credit are variable rate instruments.  The Company's exposure to credit losses is represented by the contractual amounts of those instruments.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  At December 31, 2011 and 2010 unfunded commitments to extend credit and unfunded lines of credit were $71,741,000 and $81,183,000, respectively, of which some were subject to interest rate lock commitments.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The amount of collateral obtained by the Company upon extension of credit, if deemed necessary, is based on management's credit evaluation of the customer.  Collateral may include cash, securities, accounts receivable, inventory, equipment, and real estate.

Letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  The letters of credit are primarily issued to support public and private borrowing arrangements.  At December 31, 2011 and 2010, commitments under letters of credit aggregated approximately $3,386,000 and $2,667,000, respectively.